Taxation - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in deferred tax liability (asset) [abstract]
Unused tax losses for which deferred tax asset recognised or not	€ 5,346	€ 4,676
Unused tax credits for which deferred tax asset recognised or not	570	612
Unused tax losses for which no deferred tax asset recognised	4,914	4,179
Unused tax credits for which no deferred tax asset recognised	570	612
Tax losses and credits for which deferred tax has not been recognized and which have a date to expire	4,752	2,934
Other deductible temporary differences for which no deferred tax asset recognised	48	51
Aggregate amount of temporary differences associated with undistributed earnings of subsidiaries for which deferred tax liabilities have not been recognised	€ 2,681	€ 1,719